Supplement Dated February 6, 2026
To the Prospectuses and Statements of Additional Information
dated May 1, 2025, for:

Principal ® Benefit Universal Life
Principal ® Benefit Universal Life II
Principal ® Executive Variable Universal Life
Principal ® Executive Variable Universal Life II
Principal ® Executive Variable Universal Life III
Principal ® Flexible Variable Universal Life
Principal ® Survivorship Flexible Premium Variable Universal Life
Principal ® Variable Universal Life Accumulator
Principal ® Variable Universal Life Accumulator II
Principal ® Variable Universal Life Income
Principal ® Variable Universal Life Income II
Principal ® Variable Universal Life Income IV
PrinFlex Life ®

Issued by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account; and

Principal ® Executive Variable Universal Life III
Principal ® Variable Universal Life Income IV
Principal ® Variable Universal Life Income III

Issued by Principal National Life Insurance Company through its Principal National Life Insurance
Company Variable Life Separate Account; and

Principal ® Flexible Variable Annuity
Principal ® Flexible Variable Annuity with Purchase Payment Credit
Principal ® Investment Plus Variable Annuity (Applications signed before August 1, 2013)
Principal ® Investment Plus Variable Annuity (Applications signed on or after August 1, 2013)
Principal ® Pivot Series Variable Annuity

Issued by Principal Life Insurance Company through its Principal Life Insurance Company Separate Account B.
This supplement updates information contained in the Prospectuses, Initial Summary Prospectuses, and Updating Summary Prospectuses referenced above.

Effective on or about May 1, 2026, please be advised that the names of the following underlying mutual funds will change:
-The name of the TOPS ® Moderate Growth ETF Portfolio will be changed to the TOPS ® Moderate ETF Portfolio.
-The name of the TOPS ® Growth ETF Portfolio will be changed to the TOPS ® Moderately Aggressive ETF Portfolio.
-The name of the TOPS ® Aggressive Growth ETF Portfolio will be changed to the TOPS ® Aggressive ETF Portfolio.
-The name of the TOPS ® Managed Risk Moderate Growth ETF Portfolio will be changed to the TOPS ® Managed Risk Moderate ETF Portfolio.
-The name of the TOPS ® Managed Risk Growth ETF Portfolio will be changed to the TOPS ® Managed Risk Moderately Aggressive ETF Portfolio.

*** Please retain this supplement for future reference.